Accrued Expenses	6 Months Ended
Mar. 31, 2023
Accrued Expenses
Accrued Expenses

Note 10. Accrued Expenses

The following represents the components of accrued expenses contained within our consolidated balance sheets as of the end of each period:

	March 31, 2023	September 30, 2022

	(in thousands)
Accrued payroll and payroll related liabilities	$3,811	2,904
Accrued bonuses	787	1,208
Taxes payable	685	897
Other accrued expenses	1,636	3,893
Total accrued expenses	$6,919	8,902